Taxes (Tables)	6 Months Ended
Dec. 31, 2024
Taxes
Schedule of significant components of the provision for income taxes

	For the six months	For the six months
	ended	ended
	December 31,2024	December 31,2023
	(unaudited)	(unaudited)
Cayman	$(2,788,535)	$(1,267,416)
United States	(30,538)	(5,391,624)
Canada	—	(349,960)
Singapore	—	(49,158)
	$(2,819,073)	$(7,058,158)

Schedule of significant components of deferred tax assets

	December 31,	June 30,
	2024	2024
	(unaudited)
Deferred tax assets
Net operating loss carryforward in the U.S.	6,451,152	6,408,628
Net operating loss carryforward in Canada	53,134	53,134
Net operating loss carryforward in Singapore	—	38,996
Valuation allowance	(6,504,286)	(6,500,758)
Total net deferred tax assets	$—	$—